Note 19 - Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]

NOTE 19 Derivative Instruments and Hedging Activities

The Company originates single family residential loans for sale into the secondary market and enters into commitments to sell those loans in order to mitigate the interest rate risk associated with holding the loans until they are sold. The Company accounts for its commitments in accordance with ASC 815, Accounting for Derivative Instruments and Hedging Activities.

The Company had commitments outstanding to extend credit to future borrowers that had not closed prior to the end of the year, which is referred to as its mortgage pipeline. As commitments to originate loans enter the mortgage pipeline, the Company generally enters into commitments to sell the loans into the secondary market. The commitments to originate and sell loans are derivatives that are recorded at fair value. The marking of these derivatives to fair value for the periods ended December 31, 2021 and 2020 did not have a material impact on the Company’s consolidated financial statements.

As of December 31, 2021 and 2020, the current commitments to sell loans held for sale are derivatives that do not qualify for hedge accounting. The loans held for sale that are not hedged are recorded at the lower of cost or market. The marking of these loans for the periods ended December 31, 2021 and 2020 did not have a material impact on the Company’s consolidated financial statements.